Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                                     March 8, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re:  New England Life Retirement Investment Account
          File No. 811-03285

Commissioners:

Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                             Sincerely,

                                             /s/ John M. Richards
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company